Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 233,910		$ 156,021		$ 98,668
Revenues for recovery expenses		1,232		854		701
Technical assistance fees		7,687		6,190		6,108
Other expenses	$ 39,818	$ 116,663	$ 22,980	$ 80,007	$ 20,386	$ 83,710